SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Accounts Payable	$ 1,185,446	$ 688,130
Accrued Expenses	966,520	1,651,419
Income Tax Payable	0	2,183
Deferred Revenue	14,280	16,970
Accounts and Other Payables	$ 2,166,246	$ 2,358,702